Commitments,Guarantees and Contingencies - Additional Information (Detail) S/ in Thousands, $ in Thousands	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Nov. 06, 2025 PEN (S/)	Oct. 31, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)
Commitments Guarantees And Contingencies [Line Items]
Commitments	S/ 0				S/ 0	S/ 0
Guarantee cover on financial loan	128,286
Guarantee trust	47,285				45,322	50,788
Guarantee pledge	10,905				10,452	11,713
Leasing guarantee	S/ 44,284				47,180	49,109
Percentage of issuance of senior notes	10.00%	10.00%	8.75%
Issuance of senior notes		$ 98,650	S/ 365,000
Contingencies liabilities	S/ 64,136				46,464	41,143
Guarantee Credit Facility	S/ 2,252
Mexican [Member]
Commitments Guarantees And Contingencies [Line Items]
Percentage of shares	99.99%	99.99%
Guarantee Trust For Loan Agreement	S/ 3,106,237				3,199,400	3,152,650
Oncosalud S.A.C. [Member]
Commitments Guarantees And Contingencies [Line Items]
Debt instruments held | $				$ 460,000
Scotiabank Per S A A [Member]
Commitments Guarantees And Contingencies [Line Items]
Guarantee cover on financial loan	43,000				113,000	113,000
Mortgage	18,937				21,195	20,886
Banco Interamericano De Finanzas [Member]
Commitments Guarantees And Contingencies [Line Items]
Guarantee cover on financial loan	5,000				39,522	39,872
Banco Interbank [Member]
Commitments Guarantees And Contingencies [Line Items]
Guarantee cover on financial loan					9,410
Banco De Credito Del Peru [Member]
Commitments Guarantees And Contingencies [Line Items]
Guarantee cover on financial loan	28,000				31,056	27,336
Citibank [Member]
Commitments Guarantees And Contingencies [Line Items]
Guarantee cover on financial loan					57,640
HSBC Mexico [Member]
Commitments Guarantees And Contingencies [Line Items]
Guarantee cover on financial loan	52,286
Financial guarantee contracts [member]
Commitments Guarantees And Contingencies [Line Items]
Guarantee given in favor of third party	S/ 14,701				S/ 20,979	S/ 16,166